Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Jul. 17, 2025 USD ($) $ / shares	Jun. 26, 2025 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information

From time to time, the Company grants stock options and RSUs to its employees, including the named executive officers. Historically, the Company has granted new-hire option awards on or soon after a new hire’s employment start date and annual refresh employee option and RSU grants in the first quarter of each fiscal year, which refresh grants are typically approved at the regularly scheduled meeting of the Compensation Committee and the Board occurring in such quarter. Also, non-employee directors receive automatic grants of initial and annual stock option awards at the time of a director’s initial appointment or election to the Board and at the time of each annual meeting of the Company’s stockholders, respectively, pursuant to our Non-Employee Director Compensation Policy, as further described under the heading, “Director Compensation—Narrative to Director Compensation Table—Director Compensation Policy” below. The Company does not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features. The Compensation Committee and the Board consider whether there is any material nonpublic information (“MNPI”) about the Company when determining the timing of stock option grants and does not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.

The following table is being provided pursuant to Item 402(x)(2) of Regulation S-K.

Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/share)	Grant date fair value of the award ($)

Percentage change in the closing
market price of the securities
underlying the award between the
trading day ending immediately
prior to the disclosure of material
nonpublic information and the
trading day beginning immediately
following the disclosure of
material nonpublic information

Jean-Paul Kress(1)	6/26/2025	4,164,831	17.80	14.40	179.8%
Qing Zuraw(2)	7/17/2025	218,652	47.60	37.08	2.0%

(1) On June 25, 2025, we filed a Form 8-K reporting (i) the appointment of Dr. Kress as our President, Chief Executive Officer and Chairman of our Board, (ii) our entry into a license agreement with RemeGen Co., Ltd. (“RemeGen”) for telitacicept, (iii) our entry into a securities purchase agreement with certain accredited investors for a private placement of our securities, and (iv) the termination of a lease agreement, among other things. This award was granted in connection with the commencement of Dr. Kress’s employment with us as President and Chief Executive Officer.

This award was granted to Dr. Kress on June 26, 2025, one day following the disclosure of the related material nonpublic information. As such, there was no adjustment to the closing share price used in the estimate of the grant date fair value of this award as the price was deemed to reflect a price that was unbiased for marketplace participants at the time of the grant.

(2) On July 22, 2025, we filed a Form 8-K reporting (i) the appointment of Dr. Zuraw as our Chief Development Officer, (ii) the resignation of Sven (Bill) Ante Lundberg as a director and (iii) the appointments of Alexander (Bo) Cumbo and Michel Detheux as directors. This award was granted in connection with the commencement of Dr. Zuraw’s employment with us as Chief Development Officer.

There was no adjustment to the closing share price used in the estimate of the grant date fair value of this award as the price was deemed to reflect a price that was unbiased for marketplace participants at the time of the grant, given that the price had changed by an insignificant amount between the date of grant and the date one day after the disclosure of the material nonpublic information.

Award Timing Method	From time to time, the Company grants stock options and RSUs to its employees, including the named executive officers. Historically, the Company has granted new-hire option awards on or soon after a new hire’s employment start date and annual refresh employee option and RSU grants in the first quarter of each fiscal year, which refresh grants are typically approved at the regularly scheduled meeting of the Compensation Committee and the Board occurring in such quarter.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

The following table is being provided pursuant to Item 402(x)(2) of Regulation S-K.

Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/share)	Grant date fair value of the award ($)

Percentage change in the closing
market price of the securities
underlying the award between the
trading day ending immediately
prior to the disclosure of material
nonpublic information and the
trading day beginning immediately
following the disclosure of
material nonpublic information

Jean-Paul Kress(1)	6/26/2025	4,164,831	17.80	14.40	179.8%
Qing Zuraw(2)	7/17/2025	218,652	47.60	37.08	2.0%

(1) On June 25, 2025, we filed a Form 8-K reporting (i) the appointment of Dr. Kress as our President, Chief Executive Officer and Chairman of our Board, (ii) our entry into a license agreement with RemeGen Co., Ltd. (“RemeGen”) for telitacicept, (iii) our entry into a securities purchase agreement with certain accredited investors for a private placement of our securities, and (iv) the termination of a lease agreement, among other things. This award was granted in connection with the commencement of Dr. Kress’s employment with us as President and Chief Executive Officer.

This award was granted to Dr. Kress on June 26, 2025, one day following the disclosure of the related material nonpublic information. As such, there was no adjustment to the closing share price used in the estimate of the grant date fair value of this award as the price was deemed to reflect a price that was unbiased for marketplace participants at the time of the grant.

(2) On July 22, 2025, we filed a Form 8-K reporting (i) the appointment of Dr. Zuraw as our Chief Development Officer, (ii) the resignation of Sven (Bill) Ante Lundberg as a director and (iii) the appointments of Alexander (Bo) Cumbo and Michel Detheux as directors. This award was granted in connection with the commencement of Dr. Zuraw’s employment with us as Chief Development Officer.

There was no adjustment to the closing share price used in the estimate of the grant date fair value of this award as the price was deemed to reflect a price that was unbiased for marketplace participants at the time of the grant, given that the price had changed by an insignificant amount between the date of grant and the date one day after the disclosure of the material nonpublic information.

Jean-Paul Kress
Awards Close in Time to MNPI Disclosures
Name			Jean-Paul Kress
Underlying Securities			4,164,831
Exercise Price | $ / shares			$ 17.8
Fair Value as of Grant Date			$ 14.4
Underlying Security Market Price Change			179.8
Qing Zuraw
Awards Close in Time to MNPI Disclosures
Name		Qing Zuraw
Underlying Securities		218,652
Exercise Price | $ / shares		$ 47.6
Fair Value as of Grant Date		$ 37.08
Underlying Security Market Price Change		2